Trading liabilities - Summary of trading liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,220,739	$ 2,099,449
Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	184,361	153,691
Deposits by banks
Disclosure of financial liabilities [line items]
Financial liabilities	69,922	59,939
Deposits by banks | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	23,297	24,827
Customer accounts
Disclosure of financial liabilities [line items]
Financial liabilities	1,364,462	1,272,386
Customer accounts | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	52,595	45,085
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	169,639	155,683
Debt securities in issue | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	40,734	32,656
Other liabilities – net short positions in securities | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 67,735	$ 51,123